Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories	Inventories
The amount of inventory recognized as an expense in "Cost of net sales" in the Consolidated Income Statement during 2023 amounted to $2.9 billion (2022: $2.7 billion, 2021: $2.5 billion). The amount of inventory recognized as an expense in "Cost of other revenues" in the Consolidated Income Statement during 2023 amounted to $67 million (2022: $59 million, 2021: $62 million).

($ millions)	2023	2022
Raw material, consumables	434	433
Work in progress	197	201
Finished products	1,691	1,475
Total inventories	2,322	2,109
Alcon recognized inventory provisions and write-downs amounting to $206 million in 2023 (2022: $200 million, 2021: $220 million) and reversed inventory provisions amounting to $88 million in 2023 (2022: $72 million, 2021: $83 million). Inventory provisions mainly relate to the adjustment of inventory balances to their net realizable value based on the forecasted sales. Reversals are made when the products become salable.